Prepaid Consideration (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Prepaid Consideration [Line Items]
Total consideration (in Dollars)	$ 75,000,000
Prepaid consideration (in Dollars)	$ 56,250,000
Tianjin Akso Enterprise Management Co, Ltd [Member]
Prepaid Consideration [Line Items]
Equity interest	50.00%
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Prepaid Consideration [Line Items]
Equity interest	12.50%
Tianjin Akso Enterprise Management Co, Ltd One [Member]
Prepaid Consideration [Line Items]
Equity interest	50.00%